ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9. ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2022	2023
	RMB	RMB
Accrued advertising and marketing fees	66,786	22,576
Payables related to service fees and others	26,488	59,403
Amounts due to customers for the segregated bank balances held on their behalf	153,701	42,953
Deposits	586	633
Value added taxes and surcharges	1,165	6,980
Other	1,620	1,473
Total accrued expenses and other current liabilities	250,346	134,018